Schedule of Investments (unaudited) September 30, 2020	BlackRock EuroFund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Belgium — 1.7%
KBC Group NV	35,674	$1,788,910

Denmark — 3.3%
DSV Panalpina AS	21,090	3,420,865

Finland — 5.1%
Kone OYJ, Class B	39,479	3,466,391
Neste OYJ	34,592	1,821,604

		5,287,995

France — 36.5%
BNP Paribas SA(a)	75,451	2,729,404
Dassault Systemes SE	9,421	1,757,790
Eiffage SA(a)	14,464	1,180,475
Kering SA	5,127	3,400,956
LVMH Moet Hennessy Louis Vuitton SE	14,738	6,895,916
Pernod Ricard SA	13,896	2,215,521
Safran SA(a)	28,391	2,793,307
Sanofi(b)	40,191	4,027,613
Schneider Electric SE	33,063	4,109,694
STMicroelectronics NV	74,552	2,286,509
Teleperformance	6,931	2,136,840
Vinci SA	27,099	2,264,298
Worldline SA(a)(c)	27,613	2,261,040

		38,059,363

Germany — 26.5%
adidas AG, Class N(a)	8,075	2,607,757
Allianz SE, Registered Shares	14,700	2,821,366
CTS Eventim AG & Co. KGaA(a)	4,269	206,334
Deutsche Boerse AG	12,222	2,142,763
Deutsche Wohnen SE	52,286	2,613,215
Linde PLC	12,017	2,841,188
MTU Aero Engines AG	10,123	1,678,096
Puma SE(a)	16,828	1,512,754
QIAGEN NV(a)	32,944	1,711,096
Rational AG	2,410	1,890,329
SAP SE	31,762	4,945,918
Symrise AG	19,283	2,663,416

		27,634,232

Ireland — 1.8%
Kingspan Group PLC(a)	21,084	1,918,776

Italy — 6.6%
Enel SpA	267,730	2,322,801
FinecoBank Banca Fineco SpA(a)	220,001	3,030,230
Moncler SpA(a)	38,663	1,582,149

		6,935,180

Netherlands — 12.1%
ASML Holding NV	17,937	6,625,441

Security	Shares	Value

Netherlands (continued)
ASR Nederland NV	26,509	$891,585
BE Semiconductor Industries NV	25,274	1,083,543
IMCD NV	21,649	2,574,818
Koninklijke Philips NV(a)	31,393	1,482,349

		12,657,736

Spain — 2.1%
Amadeus IT Group SA	15,947	885,632
Iberdrola SA	106,306	1,308,477

		2,194,109

Switzerland — 1.9%
Sika AG, Registered Shares	7,902	1,940,349

United Kingdom — 1.5%
RELX PLC	69,668	1,550,673

Total Long-Term Investments — 99.1% (Cost: $80,162,054)		103,388,188

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(d)(e)	425,702	425,702
SL Liquidity Series, LLC, Money Market Series, 0.25%(d)(e)(f)	700,658	700,938

		1,126,640

	Par (000)

Time Deposits — 0.2%

Europe — 0.2%
BNP Paribas SA, 0.69%, 10/01/20	EUR 238	279,494

Total Short-Term Securities — 1.3% (Cost: $1,406,266)		1,406,134

Total Investments — 100.4% (Cost: $81,568,320)		104,794,322

Liabilities in Excess of Other Assets — (0.4)%		(437,676)

Net Assets — 100.0%		$104,356,646

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock EuroFund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$453,145	$—		$(27,443	)(a)	$—	$—	$425,702	425,702	$113		$—
SL Liquidity Series, LLC, Money Market Series	—	701,080	(a)	—		(11)	(131)	700,938	700,658	923	(b)	—

						$(11)	$(131)	$1,126,640		$1,036		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Belgium	$—	$1,788,910	$—	$1,788,910
Denmark	—	3,420,865	—	3,420,865
Finland	—	5,287,995	—	5,287,995
France	—	38,059,363	—	38,059,363
Germany	3,601,425	24,032,807	—	27,634,232
Ireland	—	1,918,776	—	1,918,776
Italy	—	6,935,180	—	6,935,180
Netherlands	—	12,657,736	—	12,657,736
Spain	—	2,194,109	—	2,194,109
Switzerland	—	1,940,349	—	1,940,349
United Kingdom	—	1,550,673	—	1,550,673

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock EuroFund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$425,702	$—	$—	$425,702
Time Deposits	—	279,494	—	279,494

	$4,027,127	$100,066,257	$—	104,093,384

Investments Valued at NAV(a)				700,938

				$104,794,322

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Currency Abbreviation

EUR	Euro

SCHEDULE OF INVESTMENTS	3